STATEMENT OF CASH FLOWS (USD $)	2 Months Ended
Mar. 31, 2013
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the period	$ 1
Net cash provided by operating activities	1
CASH FLOW FROM INVESTING ACTIVITIES	0
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	42,200
Net cash provided by financing activities	42,200
Increase in cash and cash equivalents	42,201
Cash and cash equivalents at the beginning of the period	0
Cash and cash equivalents at the end of the period	$ 42,201